Accrued and Other Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 2,093,401	$ 3,540,755
Administrative expenses	145,418	177,551
Vessel operating and voyage expenses	3,442,325	2,065,686
Proceeds from sale of vessel collected in advance		1,140,000
Total	$ 5,681,144	$ 6,923,992